Organization and Business Operations - Trust Account (Details) - USD ($)		9 Months Ended
	Jan. 24, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Flying Eagle Acquisition Corp [Member]
Annual limit to fund working capital requirements	$ 1,000,000	$ 1,000,000
Common stock, par value		$ 0.0001
Obligation to redeem common stock included in the units being sold in the public offering (as a percent)	100.00%	100.00%
Threshold period from closing of public offering the company is obligated to complete business combination	24 months	24 months
Redemption of common stock included in the units sold in public offering (as a percent)	100.00%	100.00%
Threshold period from closing of public offering the company is unable to complete business combination	24 months	24 months
Cash equal to pro rata share calculated based on business days prior to consummation of business combination (in days)	2 days	2 days
Cash equal to pro rata share calculated based on business days prior to consummation of tender offer (in days)	2 days	2 days
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters? fees and commissions	$ 5,000,001	$ 5,000,001
Amount held in trust account initially per share	$ 10.00
Aggregate amount held in trust account initially	$ 600,000,000
Number of public shares	60,000,000
Threshold business days for redemption of shares of trust account	10 days	10 days
Maximum net interest to pay dissolution expenses	$ 100,000	$ 100,000